Allowance for Credit Losses	12 Months Ended
Dec. 31, 2024
Allowance for Credit Loss [Abstract]
Allowance for Credit Losses

Note 4. Allowance for Credit Losses

The change in the allowance for credit losses on accounts receivable is summarized as follows (in thousands):

	2024	2023	2022
Balance at December 31 of prior year	$454	$118	$419
Provision for expected credit losses	712	729	752
Write-offs and recoveries collected	(124)	(393)	(1,053)
Balance at December 31	$1,042	$454	$118